Basic and Diluted Net Earnings Per Share (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Earnings Per Share Basic and Diluted [Abstract]
Net income attributed to Sapiens’ shareholders (in Dollars)	$ 62,444	$ 52,595	$ 47,171
Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	55,372,435	55,116,832	54,785,243
Stock options and RSU	348,725	453,661	805,058
Denominator for diluted net earnings per share - adjusted weighted average number of shares	55,721,160	55,570,493	55,590,301